MATTHEWS INTERNATIONAL FUNDS
dba MATTHEWS ASIA FUNDS
Supplement dated June 30, 2026
to the Prospectus dated April 30, 2026, as supplemented (the “Prospectus”)
Portfolio Manager Changes
For all existing and prospective shareholders of the Matthews Emerging Markets Sustainable Future Fund – Institutional Class (MISFX) and Investor Class (MASGX):
Effective immediately, Mark Headley and Cecilia Lau will act as Portfolio Managers of the Matthews Emerging Markets Sustainable Future Fund (the “Fund”). Sean Taylor and Kathlyn Collins will continue to act as Portfolio Managers of the Fund.
Therefore, effective immediately, the disclosure under the heading “Matthews Emerging Markets Sustainable Future Fund– Portfolio Managers” in the Prospectus is deleted in its entirety and replaced with the following:
Portfolio Manager(s)
●
Sean Taylor is Chief Investment Officer and has been a Portfolio Manager of the Matthews Emerging Markets Sustainable Future Fund since 2026.
●
Mark Headley has been a Portfolio Manager of the Matthews Emerging Markets Sustainable Future Fund since 2026.
●
Kathlyn Collins, CAIA, has been a Portfolio Manager of the Matthews Emerging Markets Sustainable Future Fund since 2026.
●
Cecilia Lau has been a Portfolio Manager of the Matthews Emerging Markets Sustainable Future Fund since 2026.
●
Vivek Tanneeru has been a Portfolio Manager of the Matthews Emerging Markets Sustainable Future Fund since its inception in 2015.
The Portfolio Managers are primarily responsible for the Fund’s day-to-day investment management decisions. The Portfolio Managers are supported by and consult with other members of the investment team.
Effective immediately, the following disclosure relating to Cecilia Lau is added to the table under “Management of the Funds – Portfolio Managers” beginning on page 90 in the Prospectus:
Cecilia Lau
Cecilia Lau is a Portfolio Manager at Matthews. Prior to joining the firm in 2024, she was an Equity Research
Analyst, Portfolio Management at DWS Group specializing in long-only, active global markets equities with a focus on ASEAN and ESG coverage. She also developed quantitative and risk tools to deepen risk analytics and enhance portfolio returns. Cecilia received her Bachelor of Science degree in Risk Management and Business
Intelligence from The Hong Kong University of Science and Technology. She is fluent in Cantonese and
Mandarin. Cecilia has been a Portfolio Manager of the Matthews Emerging Markets Sustainable Future Fund and
Matthews Emerging Markets Sustainable Future Active ETF since 2026.
Portfolio Manager Matthews Emerging Markets Sustainable Future Fund Matthews Emerging Markets Sustainable Future Active ETF
Effective immediately, the disclosure relating to Mark Headley in the table under “Management of the Funds – Portfolio Managers” beginning on page 90 in the Prospectus is removed in its entirety and replaced as follows:
Mark Headley
Mark W. Headley is Executive Chairman and Portfolio Manager at Matthews and rejoined the firm in April 2025.
He first joined Matthews in April 1995 as Managing Director and senior analyst on the investment team. In 1999,
Mark became President of Matthews and between 2002 and 2009, held both CEO and Co-CEO roles and between
2007 and 2009, he was also CIO. Throughout his time at the firm, Mark was a Portfolio Manager, which included the Matthews Pacific Tiger Fund, Matthews Korea Fund, Matthews China Fund, Matthews Japan Fund and the
Matthews Asia Innovators Fund. Prior to joining Matthews, Mark held several key positions from 1989-1992 including with Newport Pacific Management and Newport Distributors, Inc. where he was an original member of the team that launched the first SEC-registered open-end Asia (ex-Japan) fund, the Newport Tiger Fund. Mark has appeared frequently in broadcast media, been widely quoted in major financial publications and participated in panel discussions at conferences of major financial institutions. He holds a B.A. in Economics and Politics from the University of California, Santa Cruz. Mark has been a Portfolio Manager of the Matthews Pacific Tiger Fund,
Matthews Pacific Tiger Active ETF, Matthews Emerging Markets Sustainable Future Fund, and Matthews
Emerging Markets Sustainable Future Active ETF since 2026,
Portfolio Manager Matthews Pacific Tiger Fund Matthews Pacific Tiger Active ETF Matthews Emerging Markets Sustainable Future Fund Matthews Emerging Markets Sustainable Future Active ETF

In addition, effective August 31, 2026, Vivek Tanneeru will cease to be a Portfolio Manager of the Fund. Therefore, effective August 31, 2026, all references to Vivek Tanneeru in the Prospectus are removed in their entirety.
Please retain this Supplement for future reference.
ST114

MATTHEWS INTERNATIONAL FUNDS
dba MATTHEWS ASIA FUNDS
Supplement dated June 30, 2026
to the Statement of Additional Information (the “SAI”)
dated April 30, 2026, as supplemented
For all prospective and existing shareholders of the Matthews Emerging Markets Sustainable Future Fund – Institutional Class (MISFX) and Investor Class (MASGX):
Effective immediately, Mark Headley and Cecilia Lau will act as Portfolio Managers of the Matthews Emerging Markets Sustainable Future Fund (the “Fund”). Sean Taylor and Kathlyn Collins will continue to act as Portfolio Managers of the Fund.
Therefore, effective immediately, the following disclosure relating to Cecilia Lau is added to the table under the heading “Management of the Funds – Portfolio Managers” beginning on page 43 of the SAI.
Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Cecilia Lau*
Portfolio Manager of the Matthews Emerging Markets Sustainable Future Fund and Matthews Emerging Markets Sustainable Future Active ETF	Registered Investment Companies	0	0	0	0
	Other Pooled Investment Vehicles	1	$61,829,833	0	0
	Other Accounts	0	0	0	0
* Information provided as of June 15, 2026.
Effective immediately, the disclosure relating to Mark Headley in the table under the heading “Management of the Funds – Portfolio Managers” beginning on page 43 of the SAI is removed in its entirety and replaced as follows:
Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Mark Headley*
Portfolio Manager of the Matthews Pacific Tiger Fund, Matthews Pacific Tiger Active ETF, Matthews Emerging Markets Sustainable Future Fund, and Matthews Emerging Markets Sustainable Future Active ETF	Registered Investment Companies	0	0	0	0
	Other Pooled Investment Vehicles	1	$71,704,665	0	0
	Other Accounts	0	0	0	0
* Information provided as of June 15, 2026.
Effective immediately, the following disclosure relating to Cecilia Lau is added to the table under the heading “Management of the Funds – Portfolio Managers” beginning on page 45 of the SAI:
Name of Portfolio Manager	Dollar Range of Equity Securities in Each Fund
Cecilia Lau **	None	None
* The Portfolio Manager does not have responsibility for the day-to-day management of this Fund’s portfolio.
** Information provided as of June 15, 2026.
Effective immediately, the disclosure relating to Mark Headley in the table under the heading “Management of the Funds – Portfolio Managers” beginning on page 45 of the SAI is hereby removed in its entirety and replaced as follows:

Name of Portfolio Manager	Dollar Range of Equity Securities in Each Fund
Mark Headley**	Matthews Emerging Markets Equity Fund*	Over $100,000
	Matthews Emerging Markets Small Companies Fund*	Over $100,000
	Matthews Emerging Markets Sustainable Future Fund	Over $100,000
	Matthews Asia Dividend Fund*	Over $100,000
	Matthews Pacific Tiger Fund	Over $100,000
	Matthews Asia Innovators Fund*	Over $100,000
	Matthews Asia Growth Fund*	Over $100,000
	Matthews China Fund*	Over $100,000
	Matthews China Small Companies Fund*	Over $100,000
	Matthews India Fund*	Over $100,000
	Matthews Japan Fund*	Over $100,000
	Matthews Korea Active ETF*	Over $100,000
* The Portfolio Manager does not have responsibility for the day-to-day management of this Fund’s portfolio.
** Information provided as of June 15, 2026.
In addition, effective August 31, 2026, Vivek Tanneeru will cease to be a Portfolio Manager of the Fund. Therefore, effective August 31, 2026, all references to Vivek Tanneeru in the SAI are removed in their entirety.
Please retain this Supplement for future reference.
ST116